Loans, Summary of Loans (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Summary of loans [Abstract]
Total loans	$ 374,026	$ 348,679	[1]	$ 308,492
Percent of total	100.00%	100.00%		100.00%
Commercial Real Estate [Member]
Summary of loans [Abstract]
Total loans	$ 238,774	$ 213,322		$ 180,617
Percent of total	63.84%	61.18%		58.55%
Commercial Real Estate [Member] | Residential ADC [Member]
Summary of loans [Abstract]
Total loans	$ 5,254	$ 7,242		$ 2,463
Percent of total	1.40%	2.08%		0.80%
Commercial Real Estate [Member] | Commercial ADC [Member]
Summary of loans [Abstract]
Total loans	$ 25,686	$ 24,364		$ 24,583
Percent of total	6.87%	6.99%		7.97%
Commercial Real Estate [Member] | Farmland [Member]
Summary of loans [Abstract]
Total loans	$ 5,743	$ 5,392		$ 3,826
Percent of total	1.54%	1.55%		1.24%
Commercial Real Estate [Member] | Multifamily [Member]
Summary of loans [Abstract]
Total loans	$ 14,061	$ 11,967		$ 11,980
Percent of total	3.76%	3.43%		3.88%
Commercial Real Estate [Member] | Owner Occupied [Member]
Summary of loans [Abstract]
Total loans	$ 96,098	$ 84,808		$ 69,686
Percent of total	25.69%	24.32%		22.59%
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Summary of loans [Abstract]
Total loans	$ 91,932	$ 79,549		$ 68,079
Percent of total	24.58%	22.81%		22.07%
Commercial [Member]
Summary of loans [Abstract]
Total loans	$ 44,567	$ 48,867		$ 43,780
Percent of total	11.91%	14.01%		14.19%
Commercial [Member] | Commercial and Industrial [Member]
Summary of loans [Abstract]
Total loans	$ 42,675	$ 47,032		$ 41,935
Percent of total	11.41%	13.49%		13.59%
Commercial [Member] | Agricultural [Member]
Summary of loans [Abstract]
Total loans	$ 285	$ 415		$ 209
Percent of total	0.07%	0.12%		0.07%
Commercial [Member] | Other [Member]
Summary of loans [Abstract]
Total loans	$ 1,607	$ 1,420		$ 1,636
Percent of total	0.43%	0.40%		0.53%
Residential Mortgage [Member]
Summary of loans [Abstract]
Total loans	$ 52,243	$ 49,059		$ 44,698
Percent of total	13.97%	14.07%		14.49%
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Summary of loans [Abstract]
Total loans	$ 51,529	$ 47,936		$ 43,811
Percent of total	13.78%	13.75%		14.20%
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Summary of loans [Abstract]
Total loans	$ 714	$ 1,123		$ 887
Percent of total	0.19%	0.32%		0.29%
Home Equity Lines [Member]
Summary of loans [Abstract]
Total loans	$ 34,825	$ 33,672		$ 35,119
Percent of total	9.31%	9.66%		11.38%
Consumer - Other [Member]
Summary of loans [Abstract]
Total loans	$ 3,617	$ 3,759		$ 4,278
Percent of total	0.97%	1.08%		1.39%

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.